UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 028-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson             Hockessin, DE              February 13, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


List of Other Managers Reporting for this Manager:

     Form 13F File Number            Name

     028-02588                         Klingenstein Fields & Co. LLC
     028-05814                         Baldwin Brothers Inc.
     028-02635                         Gardner, Russo & Gardner
     028-00154                         Ruane, Cunnif & Goldfarb Inc.
     028-05092                         William, Jones & Associates LLC
     028-03490                         Alex Brown Investment Management LLC
     ---------------------------     ---------------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total:  $60,421
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                    FORM 13F INFORMATION TABLE



COLUMN 1                     COLUMN  2      COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                             TITLE                    VALUE      SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               OF CLASS      CUSIP     (X$1000)    PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------               ---------     ------    ---------   -------  ---------  ----------- --------- -----   ------- -----

ABBOTT LABS                  COM         002824100     4,226      75,157  SH            SOLE        NONE     75,157
ALLIANCE ONE INTL INC        COM         018772103       127      46,721  SH            SOLE        NONE     46,721
ALTRIA GROUP INC             COM         02209S103       914      30,814  SH            SOLE        NONE     30,814
AMERICAN EXPRESS CO          COM         025816109       442       9,375  SH            SOLE        NONE      9,375
BANK OF AMERICA CORPORATION  COM         060505104       251      45,205  SH            SOLE        NONE     45,205
BERKSHIRE HATHAWAY INC DEL   CL A        084670108     2,754          24  SH            SOLE        NONE         24
BERKSHIRE HATHAWAY INC DEL   CL B NEW    084670702       889      11,650  SH            SOLE        NONE     11,650
CAMPBELL SOUP CO             COM         134429109     6,045     181,868  SH            SOLE        NONE    181,868
CHEVRON CORP NEW             COM         166764100       546       5,129  SH            SOLE        NONE      5,129
COCA COLA CO                 COM         191216100       696       9,950  SH            SOLE        NONE      9,950
COMCAST CORP NEW             CL A        20030N101       437      18,420  SH            SOLE        NONE     18,420
DISNEY WALT CO               COM DISNEY  254687106       564      15,034  SH            SOLE        NONE     15,034
EXXON MOBIL CORP             COM         30231G102    16,433     193,871  SH            SOLE        NONE    193,871
GENERAL ELECTRIC CO          COM         369604103     1,342      74,913  SH            SOLE        NONE     74,913
HESS CORP                    COM         42809H107       454       8,000  SH            SOLE        NONE      8,000
KELLOGG CO                   COM         487836108     1,156      22,860  SH            SOLE        NONE     22,860
KRAFT FOODS INC              CL A        50075N104       797      21,323  SH            SOLE        NONE     21,323
METROPCS COMMUNICATIONS INC  COM         591708102     6,858     790,069  SH            SOLE        NONE    790,069
PEPSICO INC                  COM         713448108       664      10,000  SH            SOLE        NONE     10,000
PHILIP MORRIS INTL INC       COM         718172109     2,418      30,814  SH            SOLE        NONE     30,814
PLAINS EXPL& PRODTN CO       COM         726505100       661      18,000  SH            SOLE        NONE     18,000
UNION PAC CORP               COM         907818108       424       4,000  SH            SOLE        NONE      4,000
UNIVERSAL CORP VA            COM         913456109       685      14,907  SH            SOLE        NONE     14,907
WELLS FARGO & CO NEW         COM         949746101    10,639     386,021  SH            SOLE        NONE    386,021



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